Long-Term Investments - Additional Information (Detail)	9 Months Ended		12 Months Ended								0 Months Ended		12 Months Ended	0 Months Ended							1 Months Ended		9 Months Ended	0 Months Ended		9 Months Ended
	Oct. 23, 2013 USD ($)	Oct. 23, 2013 RUB	Dec. 31, 2013 USD ($)		Dec. 31, 2012 USD ($)		Dec. 31, 2011 USD ($)		Dec. 31, 2013 Maximum [Member]	Dec. 31, 2013 Mechel Somani Carbon (Mining segment) [Member]	Jan. 28, 2013 Port Vanino [Member]	Jan. 09, 2013 Port Vanino [Member] USD ($)	Dec. 31, 2013 Port Vanino [Member] USD ($)	Oct. 23, 2013 Port Vanino [Member] Common Shares [Member] USD ($)	Oct. 23, 2013 Port Vanino [Member] Common Shares [Member] RUB	Jan. 28, 2013 Port Vanino [Member] Common Shares [Member]	Jan. 09, 2013 Port Vanino [Member] Common Shares [Member] USD ($)	Jan. 09, 2013 Port Vanino [Member] Common Shares [Member] RUB	Dec. 07, 2012 Port Vanino [Member] Common Shares [Member] USD ($)	Dec. 07, 2012 Port Vanino [Member] Common Shares [Member] RUB	Dec. 31, 2013 Port Vanino [Member] Common Shares [Member]	Jul. 31, 2013 Port Vanino [Member] Common Shares [Member]	Oct. 23, 2013 Port Vanino [Member] Common Shares [Member]	Jan. 28, 2013 Port Vanino [Member] Preferred Shares [Member] USD ($)	Jan. 28, 2013 Port Vanino [Member] Preferred Shares [Member] RUB	Oct. 23, 2013 Port Vanino [Member] Preferred Shares [Member]
Investment [Line Items]
Proceeds from sale of available-for-sale securities			$ 1,108,000
Gross realized loss			3,787,000
Business acquisition, shares acquired																21,892			74,195	74,195				16,039	16,039
Business acquisition, percentage shares acquired																21.64%			73.33%	73.33%				47.56%	47.56%
Business acquisition, shares acquired percentage in total equity											29.20%					16.23%			55.00%	55.00%				11.89%	11.89%
Business acquisition, auction consideration to be paid as of auction date																			501,444,000	15,500,000,000
Business acquisition, cash paid			662,911,000									486,827,000		149,774,000	4,770,000,000			15,500,000,000						8,635,000	275,000,000
Sale of shares																	72,780	72,780			605	810	21,892			16,039
Consideration from sale of shares	158,427,000	5,040,000,000											9,282,000				477,408,000	15,200,000,000
Interest payment included in consideration														6,171,000
Number of shares held by group as result of acquisitions and sales																23,307								16,039	16,039
Percentage of shares held by group as result of acquisitions and sales																23.04%
Income earned on sale of equity method investments	3,306,000		3,589,000	[1]	475,000	[1]	304,000	[1]
Percentage of shares sold out of total shares																					0.45%	0.60%
Disposal of affiliates													642,389,000
Income on sale of investment			(855,000)		2,166,000		(6,000)						2,728,000
Percentage of noncontrolling interest holders those have substantive participating rights										49.00%
Cash dividends received from equity method investments					737,000		934,000
Investments in equity securities in various Russian companies									20.00%
Dividends received from cost method investments			$ 285,000		$ 25,981,000

[1]	See Note 8